Income Taxes (Details 5) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Income Taxes
Amount net of tax related benefit that would impact the effective income tax rate, if recognized		$ 339,000
Unrecognized tax benefits
Balance at the beginning of the period	$ 388,000	80,000
Increase in unrecognized tax benefits		308,000
Increase for tax positions taken during the prior period	20,000
Increase for tax positions taken during the current period	(8,000)
Balance at the end of the period	400,000	388,000
Unrecognized tax benefits related to interest and penalties	28,000	6,000
Tax benfits to reverse	64,000
Additional disclosure
Payment of accrued interest	36,000	19,000
Penalty accrued	$ 62,000	$ 51,000